UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Boulevard, Suite 530

Rockville, MD  20850

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(Address of principal executive offices)  (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE  19801

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(Name and address of agent for service)

Registrant's telephone number, including area code:  (240) 223-1998

Date of fiscal year end:  December 31

Date of reporting period:  January 15, 2013 - June 30, 2013

ITEM 1. PROXY VOTING RECORD:

OnTrack Core Fund

OnTrack Core Fund did not vote any proxies during the period January 15, 2013 (commencement of operations) to June 30, 2013.

The Gold Bullion Strategy Fund

The Gold Bullion Strategy Fund did not commence operations during the annual period ended June 30, 2013 and therefore did not vote any proxies.

The Gold Bullion Strategy Portfolio

The Gold Bullion Strategy Portfolio was not yet effective during the annual period ended June 30, 2013 and therefore did not vote any proxies.

Quantified Managed Bond Fund

Quantified Managed Bond Fund was not yet effective during the annual period ended June 30, 2013 and therefore did not vote any proxies.

Quantified All-Cap Equity Fund

Quantified Managed Bond Fund was not yet effective during the annual period ended June 30, 2013 and therefore did not vote any proxies.

Quantified Market Leaders Fund

Quantified Market Leaders Fund was not yet effective during the annual period ended June 30, 2013 and therefore did not vote any proxies.

Quantified Alternative Investment Fund

Quantified Alternative Investment Fund was not yet effective during the annual period ended June 30, 2013 and therefore did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Advisors Preferred Trust

By (Signature and Title)      /s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President

Date:  August 22, 2013